Tax (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Net deferred tax assets
Deferred tax assets	SFr 5,140		SFr 6,064
Net operating loss carry-forwards	1,119		1,816
Temporary differences	4,021		4,248
Deferred tax liabilities	53		33
Deferred Tax Assets (Liabilities), Net	5,087		SFr 6,031
Net deferred tax assets change	944
Accumulated undistributed earnings from foreign subsidiaries	SFr 4,900
Effective tax rate
Effective tax rate (as a percent)	34.60%	72.70%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 40